Fair Value Measurement - Fair Value of Financial Instruments (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Oct. 31, 2018
Financial assets
Securities	$ 119,699	$ 101,664
Cash collateral on securities borrowed	4,899	5,488
Securities purchased under resale agreements	50,523	43,450
Loans
Residential mortgages	207,531	207,749
Credit card	12,699	12,673
Business and government	123,680	109,555
Derivative instruments	24,582	21,431
Customers' liability under acceptances	9,679	10,265
Deposits
Bank	12,650	14,380
Secured borrowings	39,222	42,607
Derivative instruments	25,895	20,973
Obligations related to securities sold short	13,543	13,782
Obligations related to securities sold under repurchase agreements	50,097	30,840
Subordinated indebtedness	5,620	4,080
Financial assets at amortised cost [member]
Financial assets
Cash and deposits with banks	16,261	17,637
Securities	18,729	12,876
Cash collateral on securities borrowed	4,899	5,488
Securities purchased under resale agreements	47,316	40,128
Loans
Residential mortgages	207,278	207,523
Personal	43,100	42,577
Credit card	12,289	12,255
Business and government	102,183	92,605
Customers' liability under acceptances	9,679	10,265
Other assets	12,965	10,230
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Financial assets
Cash and deposits with banks	438	54
Securities	56,730	52,394
Securities purchased under resale agreements	3,207	3,322
Loans
Residential mortgages	34	12
Business and government	20,877	16,424
Derivative instruments	24,582	21,431
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Financial assets
Securities	371	184
Financial assets at fair value through OCI [member]
Financial assets
Securities	43,869	36,210
Carrying value [member]
Financial assets
Cash and deposits with banks	16,699	17,691
Securities	119,699	101,664
Cash collateral on securities borrowed	4,899	5,488
Securities purchased under resale agreements	50,523	43,450
Loans
Residential mortgages	207,312	207,535
Personal	43,100	42,577
Credit card	12,289	12,255
Business and government	123,060	109,029
Derivative instruments	24,582	21,431
Customers' liability under acceptances	9,679	10,265
Other assets	12,965	10,230
Financial liabilities at amortised cost [member]
Deposits
Personal	173,692	163,113
Business and government	245,508	233,174
Bank	12,650	14,380
Secured borrowings	39,080	42,481
Acceptances	9,740	10,296
Cash collateral on securities lent	1,917	2,731
Obligations related to securities sold under repurchase agreements	50,097	30,840
Other liabilities	12,189	13,030
Subordinated indebtedness	5,620	4,080
Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Deposits
Derivative instruments	25,895	20,973
Obligations related to securities sold short	13,543	13,782
Other liabilities	107	95
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently [member]
Deposits
Personal	1,504	766
Business and government	8,468	6,975
Secured borrowings	142	126
Other liabilities	9	17
Carrying value [member]
Deposits
Personal	175,196	163,879
Business and government	253,976	240,149
Bank	12,650	14,380
Secured borrowings	39,222	42,607
Derivative instruments	25,895	20,973
Acceptances	9,740	10,296
Obligations related to securities sold short	13,543	13,782
Cash collateral on securities lent	1,917	2,731
Obligations related to securities sold under repurchase agreements	50,097	30,840
Other liabilities	12,305	13,142
Subordinated indebtedness	5,620	4,080
Financial assets at fair value [member]
Financial assets
Cash and deposits with banks	16,699	17,691
Securities	119,771	101,507
Cash collateral on securities borrowed	4,899	5,488
Securities purchased under resale agreements	50,523	43,450
Loans
Residential mortgages	207,527	205,868
Personal	43,121	42,559
Credit card	12,289	12,255
Business and government	123,151	108,917
Derivative instruments	24,582	21,431
Customers' liability under acceptances	9,679	10,265
Other assets	12,965	10,230
Financial assets fair value over (under) carrying value [member]
Financial assets
Securities	72	(157)
Loans
Residential mortgages	215	(1,667)
Personal	21	(18)
Business and government	91	(112)
Financial liabilities at fair value [member]
Deposits
Personal	175,152	163,642
Business and government	254,390	240,374
Bank	12,650	14,380
Secured borrowings	39,557	42,868
Derivative instruments	25,895	20,973
Acceptances	9,740	10,296
Obligations related to securities sold short	13,543	13,782
Cash collateral on securities lent	1,917	2,731
Obligations related to securities sold under repurchase agreements	50,097	30,840
Other liabilities	12,305	13,142
Subordinated indebtedness	5,872	4,340
Financial liabilities, fair value over (under) carrying value [member]
Deposits
Personal	(44)	(237)
Business and government	414	225
Secured borrowings	335	261
Subordinated indebtedness	$ 252	$ 260